FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

20.         FINANCIAL INSTRUMENTS

Financial Assets and Liabilities

Information regarding the carrying amounts of the Corporation’s financial assets and liabilities is summarized as follows:

	Fair Value
	Hierarchy	December 31	December 31
	Classification	2020	2019

Fair value through profit or loss:
Warrants	Level 2	$—	$40
Embedded derivative asset	Level 3	$13,074	$15,160

Fair value through other comprehensive loss:
Investment in marketable securities	Level 1	$4,241	$1,289
		$17,315	$16,489

During the year ended December 31, 2020, the fair value of the embedded derivative asset related to the Wheaton agreement was estimated using a probability-based dynamic pricing structure resulting in a mark-to-market adjustment of $(21,728,000) (2019 – $5,489,000). The model currently relies upon inputs from the current mine plan, and considers payable ounces delivered and head grade. The model is updated quarterly for the discount rate used and silver price assumptions based on the risk-free yield curve and silver price forward curve at quarter end.

The carrying amounts of all of the Corporation’s other financial assets and liabilities, carried at amortized cost, reasonably approximate their fair values due to their short-term nature.

Financial Instrument Risk Exposure

The Corporation’s activities expose it to a variety of financial risks: market risk (currency risk), credit risk , commodity risk and liquidity risk. Risk management is carried out by management under policies approved by the Board of Directors. Management identifies and evaluates the financial risks in co-operation with the Corporation’s operating units. The Corporation’s overall risk management program seeks to minimize potential adverse effects on the Corporation’s financial performance, in the context of its general capital management objectives as further described in Note 21.

Currency Risk

All of the Corporation’s mineral properties, plant and equipment are located in Canada and all of its mining operations occur in Canada. With development recommencing at the Keno Hill Silver District, the Corporation’s exposure to US dollar currency risk increases as some accounts payable and accrued liabilities are denominated in US dollars. The Corporation is exposed to currency risk at the balance sheet date through the following financial assets and liabilities, which are denominated in thousands of US dollars:

	December 31	December 31
	2020	2019

Cash and cash equivalents	$14	$588
Accounts and other receivable	2	1,282
Accounts payable and accrued liabilities	(338)	(925)
Net exposure	$(322)	$945

Based on the above net exposure at December 31, 2020, a 10% depreciation or appreciation of the US dollar against the Canadian dollar would result in an approximately $32,200 decrease or increase respectively in both net and comprehensive loss (2019 – $94,500). The Corporation has not employed any currency hedging programs during the current period.

Credit Risk

Credit risk is the risk of financial loss to the Corporation if a customer or counterparty to a financial instrument fails to meet its obligations. The Corporation’s maximum exposure to credit risk at the balance sheet date under its financial instruments is summarized as follows:

	December 31	December 31
	2020	2019

Trade receivables
Currently due	$489	$5,229
Past due by 90 days or less, not impaired	204	1,082
Past due by greater than 90 days, not impaired	74	61
	767	6,372

Cash	23,210	6,313
Demand deposits	532	528
Term deposits	2,932	2,777
Promissory note receivable	1,250	—

Total exposure	$28,691	$15,990

All of the Corporation’s cash and cash equivalents as at December 31, 2020 were held in the form of demand deposits. The Corporation’s restricted cash and deposits were held in the form of term deposits and demand deposits. The Corporation’s other financial instruments were its trade and other accounts receivable, its accounts payable and accrued liabilities, its promissory note receivable, and its investment in marketable securities.

The Corporation’s accounts and other receivables as at December 31, 2020 total $1,883,000, and primarily relates to a receivable from a government agency. The Corporation is exposed to credit losses due to the non-performance of its counterparties. The Corporation’s customer for the current reclamation management operations (carried out by ERDC) is a government body and therefore is not considered a material risk. For its trade receivables, the Corporation applies the simplified approach for determining expected credit losses, which require the Corporation to determine the lifetime, expected losses for all its trade receivables. The expected lifetime credit loss provision for its trade receivables is based on historical counterparty default rates and adjusted for relevant forward-looking information, when required. Because of factors including that its customers have been considered a low default risk to date, the historical default rates are low and the lifetime expected credit loss allowance for trade receivables is nominal as at December 31, 2020.

The Corporation’s promissory note receivable as at December 31, 2020 totals $1,250,000 and relates to the sale of AEG. The Corporation is exposed to credit losses due to the non-performance of its counterparties and considering its promissory note is with one party, concentrating the risk, it does consider this to be a material risk. Furthermore, the maturity date of the promissory note receivable was originally February 14, 2020. The maturity date was subsequently amended on January 18, 2021 and the receivable now matures on June 30, 2022, bearing interest of 5% for the duration of this period. This deferral was negotiated and approved by both parties on January 14, 2021. The Corporation considered the expected lifetime credit losses associated with the deferral, and considering the continued business relationship with Ensero Solutions, Inc (formerly AEG), concluded that although it increased, it was nominal as at December 31, 2020.

Commodity Risk

The Corporation is subject to commodity price risk from fluctuations in the market prices for silver, lead and zinc. Commodity price risks are affected by many factors that are outside the Corporation’s control including the supply of and demand for metals, inflation, global consumption patterns and political and economic conditions. The financial instrument impacted by commodity prices for the Corporation is the embedded derivative asset. The fair value of the embedded derivative asset is highly correlated to the market price of these metals. The Corporation is exposed to commodity risk at the balance sheet date through the fair value adjustments of its embedded derivative asset:

	December 31	December 31
	2020	2019

Embedded derivative asset	$13,074	$15,160
Total exposure	$13,074	$15,160

Based on the above exposure, the fair value of the embedded derivative asset with a 10% change in the prevailing commodity prices as at December 31, 2020, with all other variables constant, would result in an approximately $1,307,000 decrease or increase respectively in both net and comprehensive loss (2019 – $1,516,000). The Corporation has not employed any commodity hedging programs during the current period.

Liquidity Risk

Liquidity risk is the risk that the Corporation will not be able to meet its obligations associated with financial liabilities. The Corporation has a planning and budgeting process in place by which it anticipates and determines the funds required to support its normal operating requirements as well as the growth and development of its mining projects. The Corporation coordinates this planning and budgeting process with its financing activities through the capital management process described in Note 21. The Corporation’s financial liabilities are comprised of its accounts payable and accrued liabilities, the contractual maturities of which at the balance sheet date are summarized as follows:

	December 31	December 31
	2020	2019

Accounts payable and accrued liabilities with contractual maturities
Within 90 days or less	$12,311	$5,143
In later than 90 days, not later than one year	—	—

Total exposure	$12,311	$5,143